Share-based payments - Summary of Employee Share Options (Detail)												12 Months Ended
	Dec. 09, 2021 $ / shares	Oct. 27, 2021 $ / shares	Sep. 29, 2021 $ / shares	Sep. 28, 2021 $ / shares	Jun. 29, 2021 $ / shares	Jun. 17, 2021 $ / shares	Mar. 30, 2021 $ / shares	Dec. 17, 2020 $ / shares	Sep. 14, 2020 shares $ / shares	Jul. 01, 2020 $ / shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2021 Warrants shares $ / shares	Dec. 31, 2021 Warrants shares $ / shares	Dec. 31, 2021 shares Warrants $ / shares	Dec. 31, 2021 Warrants shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares Warrants $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,													$ 10.00				$ 17.45			$ 16.65	$ 16.65
SARs forfeited																				16.81	16.65
Weighted average exercise price, Outstanding at December 31,																	10.00			$ 17.45	$ 16.65
Number of share options, outstanding at January 1, | shares														3,644,000				103,469		74,401	31,880
SARs forfeited | shares														0						2,936	1,443
Number of share options, outstanding at December 31, | shares																		3,644,000		103,469	74,401
Weighted average remaining contract life (years)																				8 years 6 months 21 days	9 years 1 month 13 days
Weighted average fair value of options granted										$ 13.79
Granted On December 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted																				$ 23.82
SARs granted | shares																				5,447
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,																	1.12			$ 1.12	$ 1.12
SARs forfeited																				1.12	1.12
Weighted average exercise price, Outstanding at December 31,																				1.12	1.12
SARs vested																				$ 1.12	$ 1.12
Number of share options, outstanding at January 1, | shares																		43,455		43,675	43,978
SARs forfeited | shares																				220	303
Number of share options, outstanding at December 31, | shares																				43,455	43,675
SARs vested | shares																				117	169
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,													10.00
SARs forfeited													10.00				10.00
Weighted average exercise price, Outstanding at December 31,													10.08				10.00
Number of share options, outstanding at January 1, | shares														3,644,000
SARs forfeited | shares														48,000				255,000
Number of share options, outstanding at December 31, | shares														3,696,000				3,644,000
Weighted average remaining contract life (years)												8 years 11 months 23 days				9 years 7 months 6 days
Performance Based Options [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted													12.92
SARs granted | shares														100,000
Weighted average fair value of options granted				$ 8.00
Performance Based Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted																	10.00
SARs granted | shares											3,644,000							3,644,000
Weighted average fair value of options granted											$ 11.10
Performance Based Options [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted																	10.00
SARs granted | shares									255,000									255,000
Weighted average fair value of options granted									$ 6.41
Additional Grants Under 2020 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,													9.87
SARs forfeited													10.01				10.00
SARs exercised													10.00
Weighted average exercise price, Outstanding at December 31,													10.57				9.87
SARs vested												$ 9.86	$ 9.86	$ 9.86	$ 9.86
Number of share options, outstanding at January 1,														1,910,182	1,910,182
SARs forfeited | shares														149,178				53,384
SARs exercised | Warrants															3,093
Number of share options, outstanding at December 31,														3,725,619				1,910,182	1,910,182
SARs vested | Warrants												557,401	557,401	557,401	557,401
Weighted average remaining contract life (years)												9 years 4 months 9 days				9 years 8 months 19 days
Additional Grants Under 2020 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted													$ 11.68
SARs granted | Warrants															90,325
Weighted average fair value of options granted							$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On June 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted													11.97
SARs granted | shares														75,980
Weighted average fair value of options granted					$ 11.22	$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted													12.81
SARs granted | shares														88,875
Weighted average fair value of options granted			$ 11.22	$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On October 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted													13.45
SARs granted | Warrants															53,324
Weighted average fair value of options granted		$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On December 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted													11.00
SARs granted | shares														1,659,204
Weighted average fair value of options granted	$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted																	10.00
SARs granted | shares																		1,087,417
Weighted average fair value of options granted											$ 9.35
Additional Grants Under 2020 Plan [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted																	9.72
SARs granted | shares																		74,000
Weighted average fair value of options granted									$ 9.35
Additional Grants Under 2020 Plan [Member] | Granted On December 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted																	9.70
SARs granted | shares																		802,149
Weighted average fair value of options granted								$ 9.35
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,													2.58
SARs forfeited													1.29				1.08
SARs expired													1.29
Weighted average exercise price, Outstanding at December 31,													2.64				2.58
SARs vested												$ 2.61	$ 2.61	$ 2.61	$ 2.61	$ 2.45	$ 2.45	$ 2.45	$ 2.45
Number of share options, outstanding at January 1,														594,844	594,844
SARs forfeited | shares														8,180				37,540
SARs expired | Warrants															1,805
Number of share options, outstanding at December 31,														566,311				594,844	594,844
SARs vested | shares												193,727	193,727	193,727	193,727	53,856	53,856	53,856	53,856
Weighted average remaining contract life (years)												6 years 3 days				7 years 3 days
Weighted average fair value of options granted													$ 4.83				$ 4.83
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted													1.30				2.49
SARs granted | shares														18,548				632,384
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,													10.00
SARs forfeited													10.00				10.00
SARs exercised													10.00
Weighted average exercise price, Outstanding at December 31,													10.00				10.00
SARs vested												$ 10.00	$ 10.00	$ 10.00	$ 10.00
Number of share options, outstanding at January 1,														1,422,556	1,422,556
SARs forfeited | shares														9,254				8,262
SARs exercised | Warrants															6,834
Number of share options, outstanding at December 31,														1,406,468				1,422,556	1,422,556
SARs vested | Warrants												1,413,302	1,413,302	1,413,302	1,413,302
Weighted average remaining contract life (years)												8 years 6 months				9 years 6 months
Matching Stock Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted																	10.00
SARs granted | shares																		1,430,818
Weighted average fair value of options granted																	$ 10.59